American Century Investments®
Quarterly Portfolio Holdings
One Choice® Blend+ 2015 Portfolio
October 31, 2021

One Choice Blend+ 2015 Portfolio - Schedule of Investments
OCTOBER 31, 2021 (UNAUDITED)

	Shares/ Principal Amount ($)	Value ($)
UNDERLYING FUNDS(1) — 100.0%
Domestic Fixed Income Funds — 46.6%
Avantis Core Fixed Income Fund G Class	10,673	106,092
Avantis Short-Term Fixed Income Fund G Class	2,424	24,020
Inflation-Adjusted Bond Fund G Class	1,454	19,138
NT High Income Fund G Class	1,454	14,528
Short Duration Inflation Protection Bond Fund G Class	2,125	24,124
		187,902
Domestic Equity Funds — 29.8%
American Century Low Volatility ETF	429	20,348
Avantis U.S. Equity Fund G Class	2,249	34,313
Avantis U.S. Small Cap Value Fund G Class	223	3,545
Focused Dynamic Growth Fund G Class	347	22,729
NT Focused Large Cap Value Fund G Class	2,026	27,215
NT Heritage Fund G Class	104	1,881
NT Mid Cap Value Fund G Class	444	6,737
Small Cap Growth Fund G Class	121	3,574
		120,342
International Fixed Income Funds — 13.1%
Emerging Markets Debt Fund G Class	463	4,844
Global Bond Fund G Class	4,596	48,162
		53,006
International Equity Funds — 10.5%
Avantis International Equity Fund G Class	1,405	17,635
Focused International Growth Fund G Class	445	9,609
Non-U.S. Intrinsic Value Fund G Class	1,062	11,187
NT Global Real Estate Fund G Class	299	4,074
		42,505
TOTAL INVESTMENT SECURITIES — 100.0% (Cost $399,859)		403,755
OTHER ASSETS AND LIABILITIES†		(15)
TOTAL NET ASSETS — 100.0%		$403,740

NOTES TO SCHEDULE OF INVESTMENTS
†Category is less than 0.05% of total net assets.
(1)Investments are funds within the American Century Investments family of funds and are considered affiliated funds.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Underlying Funds

The fund invests in varying combinations of other mutual funds and exchange-traded funds advised by American Century Investments (the underlying funds). The fund’s asset allocation is intended to diversify investments among stocks, bonds, and cash equivalents. The portfolio holdings of each underlying fund are available at americancentury.com, avantisinvestors.com or upon request at 1-800-345-2021.

2. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value (NAV) per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Directors has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function.

Open-end management investment companies are valued at their reported NAV. Exchange-traded funds are listed or traded on a domestic securities exchange and are valued at the last reported sales price or at the official closing price as provided by the exchange.

3. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

As of period end, the fund’s investment securities were classified as Level 1. The Schedule of Investments provides additional information on the fund's portfolio holdings.

4. Affiliated Fund Transactions

A summary of transactions for each underlying fund for the period ended October 31, 2021 follows (amounts in thousands):

Fund/Underlying Fund(1)	Beginning Value	Purchase Cost	Sales Cost	Change in Net Unrealized Appreciation (Depreciation)	Ending Value	Ending Shares	Net Realized Gain (Loss)	Distributions Received(2)
Avantis Core Fixed Income Fund	$47	$61	—	$(2)	$106	11	—	$1
Avantis Short-Term Fixed Income Fund	11	13	—	—	24	2	—	—
Inflation-Adjusted Bond Fund	9	10	—	—	19	1	—	—
NT High Income Fund	6	9	—	—	15	1	—	—
Short Duration Inflation Protection Bond Fund	11	13	—	—	24	2	—	—
American Century Low Volatility ETF	8	12	$1	1	20	—	—	—
Avantis U.S. Equity Fund	14	20	1	1	34	2	—	—
Avantis U.S. Small Cap Value Fund	1	2	—	1	4	—	—	—
Focused Dynamic Growth Fund	9	14	1	1	23	—	—	—
NT Focused Large Cap Value Fund	11	16	—	—	27	2	—	—
NT Heritage Fund	1	1	—	—	2	—	—	—
NT Mid Cap Value Fund	3	4	—	—	7	—	—	—
Small Cap Growth Fund	1	3	—	—	4	—	—	—
Emerging Markets Debt Fund	2	3	—	—	5	—	—	—
Global Bond Fund	22	27	—	(1)	48	5	—	—
Avantis International Equity Fund	7	12	1	—	18	1	—	—
Focused International Growth Fund	4	6	1	—	9	—	—	—
Non-U.S. Intrinsic Value Fund	5	7	1	—	11	1	—	—
NT Global Real Estate Fund	2	2	—	—	4	—	—	—
	$174	$235	$6	$1	$404	28	—	$1
(1)Underlying fund investments represent G Class, except American Century Low Volatility ETF.
(2)Distributions received includes distributions from net investment income and from capital gains, if any.
This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.